Segment Information	12 Months Ended
Dec. 31, 2020
Operating Segments [Abstract]
Segment Information	Segment information
On November 27, 2019, the Board of Directors of Telefónica approved an action plan with five strategic decisions: (i) focus investment and growth in the most important markets of the company: Spain, Brazil, the UK and Germany; (ii) the creation of Telefónica Tech; (iii) the creation of Telefónica Infra, with Telxius as its first asset; (iv) an operational spin-off of Hispanoamérica in a single unit; and (v) the redefinition of the company’s corporate center. The structure of Telefónica's Executive Committee was modified to reflect these changes.
Such changes have also resulted in a change to the financial information presented to Telefónica's Management and have resulted in a change of the reporting segments. In 2020 the Telefónica Group is reporting financial information, both internally and externally, according to the following segments: Telefónica Spain, Telefónica United Kingdom, Telefónica Germany, Telefónica Brazil, Telefónica Hispam (formed by the Group's operators in Colombia, Mexico, Venezuela, Ecuador, Argentina, Chile, Peru and Uruguay) and Telxius Group.
Furthermore, Telefónica Global Technology, S.A.U., which was previously reported in "Other companies", is now reported in the Telefónica Spain segment.
Due to the implementation of the changes referred to above, the comparative results of the segments of the Group for 2019 and 2018, and the comparative segmentation of assets and liabilities as of December 31, 2019 were restated. These changes in the segments have had no impact on the consolidated results of the Group.
On May 7, 2020 Telefónica reached an agreement with Liberty Global plc to combine their respective businesses in the United Kingdom and form a joint venture 50% owned by each of such companies (see Note 2). This transaction is fully aligned with Telefonica`s strategy to focus on improving market positioning in its core markets. It will enable Telefónica to reinforce its presence and continuity in this market through the creation of an integrated communications provider in the United Kingdom that will offer their customers a convergent value proposition. Accordingly, Telefónica United Kingdom remains as a reportable segment. From the date of the agreement, the consolidated assets and liabilities subject to the transaction have been reclassified under ‘‘Non-current assets and disposal groups held for sale’’ and ‘‘Liabilities associated with non-current assets and disposal groups held for sale’’, respectively, in the consolidated statement of financial position (see Note 30). Additionally, the non-current assets ceased to be amortized and depreciated for accounting purposes once they were reclassified as assets held for sale.
On June 8, 2020 Telefónica’s subsidiary in Germany, Telefónica Germany GmbH & Co. OHG signed an agreement with Telxius Telecom, S.A. to sell approximately 10,100 sites to Telxius for 1,500 million euros, in two phases: in a first moment approximately 60% of the portfolio and the remaining 40% to be acquired by August of 2021. The first phase was completed on September 1, 2020, when Telxius acquired all the shares of the subsidiary Telefónica Germany Mobilfunk Standortgesellschaft mbH which owned approximately 6,000 sites. The results of Telefónica Germany do not include the gain generated in this transaction.
On January 13, 2021, Telxius Telecom, S.A. (a company of the Telxius Group), has signed an agreement with American Tower Corporation for the sale of its telecommunications towers divisions in Europe (Spain and Germany) and in Latin America (Brazil, Peru, Chile and Argentina), for an amount of 7.7 billion euros (see Note 2). The consolidated assets and liabilities of the companies of the Telxius Group subject to the transaction have been reclassified under ‘‘Non-current assets and disposal groups held for sale’’ and ‘‘Liabilities associated with non-current assets and disposal groups held for sale’’ (see Note 30), respectively, in the consolidated statement of financial position at December 31, 2020.
The impairment losses on goodwill and other non-current assets of Telefónica Argentina, recorded in 2019 and 2020 (see Notes 6, 7 and 8), are included in the Telefónica Hispam segment.
In 2019 the sale of the Group operating companies in Guatemala, Nicaragua and Panama was completed (see Note 2). At December 31, 2019 Telefónica Costa Rica and Telefónica Móviles El Salvador were classified as held for sale (see Note 30). The assets, liabilities and results of the Group companies in Central America, and the gains obtained in these transactions, have been reported in "Other companies".
The segments referred to above include the information related to the fixed, wireless, cable, data, Internet and television businesses and other digital services provided in each country. Inter-segment transactions are carried out on an arm's length basis.
Information relating to other Group companies not specifically included in these segments is reported under "Other companies" (see Appendix I), which includes Telefónica, S.A. and other holding companies, as well as companies whose main purpose is to provide cross-sectional services to Group companies and other operations not included in the segments.
The "Eliminations" of the Group at OIBDA level in 2020 and 2019 mainly reflect the leases of Telxius Group to other Group companies, due to the asymmetry in accounting between lessor and lessee under IFRS 16. This impact is mostly offset at operating income level.
The Group centrally manages borrowing activities, mainly through Telefónica, S.A. and other companies (see Note 19, Appendix III and Appendix V), so most of the Group's financial assets and liabilities are reported under Other companies. In addition, Telefónica, S.A. is the head of the Telefónica tax group in Spain (see Note 25). Therefore, a significant part of the deferred tax assets and liabilities is included under Other companies. For these reasons, the results of the segments are disclosed up to operating income.
Revenues and expenses arising from intra-group invoicing for the use of the trademark and management services were eliminated from the operating results of each Group segment. The results of the holding companies also exclude dividends from Group companies and impairments of investments in Group companies. These adjustments have no impact on the Group’s consolidated results. In addition, segment reporting considers the impact of the purchase price allocation to the assets acquired and the liabilities assumed by the companies included in each segment. The assets and liabilities presented in each segment are those managed by the heads of each segment, regardless of their legal structure.
Operating income before depreciation and amortization (OIBDA) is calculated by excluding solely depreciation and amortization from operating income. OIBDA is used to track the performance of the business and to establish operating and strategic targets of the Telefónica Group companies. OIBDA is a commonly reported measure and is widely used among analysts, investors and other interested parties in the telecommunications industry, although not a measure explicitly defined in IFRS, and therefore, may not be comparable to similar indicators used by other companies. OIBDA should not be considered as a substitute for operating income.
The following table presents income, CapEx information (capital expenditures in intangible assets and property, plant and equipment, see Notes 6 and 8) and acquisitions of rights of use (since the entry into force of IFRS 16, see Note 9) regarding the Group’s operating segments:

2020
Millions of euros	Telefónica Spain	Telefónica United Kingdom	Telefónica Germany	Telefónica Brazil	Telefónica Hispam	Telxius Group	Other companies	Eliminations	Total Group
Revenues	12,401	6,708	7,532	7,422	7,922	826	1,860	(1,595)	43,076
External revenues	12,118	6,666	7,500	7,406	7,786	322	1,288	(10)	43,076
Intersegment revenues	283	42	32	16	136	504	572	(1,585)	—
Other operating income and expenses(1)	(7,355)	(4,644)	(5,223)	(4,234)	(6,932)	(306)	(2,021)	1,137	(29,578)
OIBDA	5,046	2,064	2,309	3,188	990	520	(161)	(458)	13,498
Depreciation and amortization	(2,184)	(389)	(2,394)	(1,965)	(2,274)	(269)	(199)	315	(9,359)
Operating income	2,862	1,675	(85)	1,223	(1,284)	251	(360)	(143)	4,139
CapEx	1,408	913	1,094	1,372	833	348	106	(213)	5,861
Acquisitions of rights of use	138	116	1,159	768	364	353	25	(909)	2,014
(1)Other operating income and expenses includes “Other income”, “Supplies”, “Personnel expenses” and “Other expenses”.

2019
Millions of euros	Telefónica Spain	Telefónica United Kingdom	Telefónica Germany	Telefónica Brazil	Telefónica Hispam	Telxius Group	Other companies	Eliminations	Total Group
Revenues	12,850	7,109	7,399	10,035	9,650	842	2,129	(1,592)	48,422
External revenues	12,528	7,068	7,364	10,018	9,504	360	1,580	—	48,422
Intersegment revenues	322	41	35	17	146	482	549	(1,592)	—
Other operating income and expenses(1)	(9,131)	(4,995)	(5,073)	(5,773)	(7,617)	(338)	(1,589)	1,213	(33,303)
OIBDA	3,719	2,114	2,326	4,262	2,033	504	540	(379)	15,119
Depreciation and amortization	(2,013)	(1,204)	(2,463)	(2,516)	(2,268)	(249)	(136)	267	(10,582)
Operating income	1,706	910	(137)	1,746	(235)	255	404	(112)	4,537
CapEx	1,667	914	2,469	2,005	1,485	284	143	(183)	8,784
Acquisitions of rights of use	127	157	230	409	367	88	37	(123)	1,292
(1)Other operating income and expenses includes “Other income”, “Supplies”, “Personnel expenses” and “Other expenses”.

2018
Millions of euros	Telefónica Spain	Telefónica United Kingdom	Telefónica Germany	Telefónica Brazil	Telefónica Hispam	Telxius Group	Other companies	Eliminations	Total Group
Revenues	12,788	6,790	7,320	10,126	9,939	792	2,539	(1,601)	48,693
External revenues	12,461	6,757	7,281	10,105	9,815	334	1,940	—	48,693
Intersegment revenues	327	33	39	21	124	458	599	(1,601)	—
Other operating income and expenses(1)	(7,993)	(4,925)	(5,486)	(5,815)	(7,681)	(422)	(2,325)	1,525	(33,122)
OIBDA	4,795	1,865	1,834	4,311	2,258	370	214	(76)	15,571
Depreciation and amortization	(1,678)	(943)	(2,071)	(1,990)	(2,006)	(125)	(275)	39	(9,049)
Operating income	3,117	922	(237)	2,321	252	245	(61)	(37)	6,522
CapEx	1,741	1,464	966	1,910	1,681	181	195	(19)	8,119
(1)Other operating income and expenses includes “Other income”, “Supplies”, “Personnel expenses” and “Other expenses”.
The following table presents main assets and liabilities by segment:

2020
Millions of euros	Telefónica Spain	Telefónica United Kingdom	Telefónica Germany	Telefónica Brazil	Telefónica Hispam	Telxius Group	Other companies	Eliminations	Total Group
Fixed assets	14,604	—	13,005	14,408	8,692	452	1,140	—	52,301
Rights of use (1)	1,332	—	2,852	1,677	1,117	30	79	(2,105)	4,982
Investments accounted for by the equity method	266	—	2	1	58	—	100	—	427
Financial assets and other non-currents assets	330	—	647	700	773	39	7,979	(3,198)	7,270
Deferred tax assets	2,212	—	473	248	721	29	2,733	—	6,416
Other current financial assets	35	—	67	30	90	3	10,187	(7,917)	2,495
Non-current assets and disposal groups held for sale	—	13,264	—	—	30	2,062	418	(361)	15,413
Total allocated assets	24,098	13,264	20,266	20,023	14,973	2,840	27,981	(18,394)	105,051
Non-current financial liabilities	758	—	1,577	167	6,149	1,257	37,360	(4,971)	42,297
Non-current lease liabilities	1,074	—	2,326	1,342	1,095	4	82	(1,884)	4,039
Deferred tax liabilities	141	—	405	864	481	18	711	—	2,620
Current financial liabilities	852	—	715	224	1,157	150	9,881	(4,856)	8,123
Current lease liabilities	291	—	514	297	365	8	26	(246)	1,255
Liabilities associated with non-current assets and disposal groups held for sale	—	4,897	—	—	—	917	221	(1,244)	4,791
Total allocated liabilities	16,360	4,897	10,903	6,252	12,960	2,785	51,033	(18,399)	86,791
(1) The eliminations of rights of use mainly correspond to the rights of use for assets leased by Telxius to the operating companies of the Group.

2019
Millions of euros	Telefónica Spain	Telefónica United Kingdom	Telefónica Germany	Telefónica Brazil	Telefónica Hispam	Telxius Group	Other companies	Eliminations	Total Group
Fixed assets	15,159	10,051	14,091	20,585	11,881	1,145	753	—	73,665
Rights of use (1)	1,500	716	2,499	1,933	1,382	388	71	(1,550)	6,939
Investments accounted for by the equity method	—	9	—	2	73	—	56	—	140
Financial assets and other non-currents assets	167	468	457	1,159	764	55	7,224	(3,171)	7,123
Deferred tax assets	2,384	2	314	337	755	89	2,801	—	6,682
Other current financial assets	42	72	17	67	426	1	5,587	(3,089)	3,123
Non-current assets and disposal groups held for sale	12	—	—	1	43	—	762	—	818
Total allocated assets	24,491	13,869	20,143	28,120	20,553	2,184	23,238	(13,721)	118,877
Non-current financial liabilities	775	1,132	2,153	572	2,666	1,148	37,360	(2,518)	43,288
Non-current lease liabilities	1,252	490	2,027	1,582	1,298	281	74	(1,378)	5,626
Deferred tax liabilities	158	101	358	945	572	18	756	—	2,908
Current financial liabilities	854	—	339	464	901	1	12,193	(5,676)	9,076
Current lease liabilities	283	213	462	448	248	117	15	(186)	1,600
Liabilities associated with non-current assets and disposal groups held for sale	—	—	—	—	—	—	380	—	380
Total allocated liabilities	16,067	5,450	10,659	8,599	10,904	2,250	53,216	(13,718)	93,427
(1) The eliminations of rights of use mainly correspond to the rights of use for assets leased by Telxius to the operating companies of the Group.
The composition of segment revenues, detailed by the main countries in which the Group operates, is as follows:

Millions of euros	2020				2019				2018
Country by segments	Fixed	Mobile	Others and elims.	Total	Fixed	Mobile	Others and elims.	Total	Fixed	Mobile	Others and elims.	Total
Spain (*)				12,401				12,850				12,788
United Kingdom	232	6,476	—	6,708	218	6,891	—	7,109	214	6,576	—	6,790
Germany	785	6,730	17	7,532	741	6,647	11	7,399	767	6,539	14	7,320
Brazil	2,531	4,891	—	7,422	3,537	6,498	—	10,035	3,754	6,372	—	10,126
Hispam	2,836	5,070	16	7,922	3,435	6,210	5	9,650	3,468	6,471	—	9,939
Telxius Group			826	826			842	842			792	792
Other and inter-segment eliminations			265	265			537	537			938	938
Total Group				43,076				48,422				48,693
Note: In the countries of Telefónica Hispam segment with separate fixed and mobile operating companies, intercompany revenues were not considered.
(*) The detail of revenues for Telefónica Spain is shown in the table below.

Given the convergence reached at Telefónica Spain due to the high penetration of convergent offers in Telefónica Spain, the revenue breakdown by fixed and mobile is less relevant in this segment. For this reason, management believes that the revenue breakdown shown below is more meaningful.

Millions of euros
Telefónica Spain	2020	2019	2018
Retailers	9,906	10,313	10,341
Wholesalers, mobile handsets sales and others	2,495	2,537	2,447
Total	12,401	12,850	12,788